Short-term debt (Details) - USD ($)		12 Months Ended
	Jul. 23, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Short-term debt (note 13)		$ 23,445,000	$ 3,625,000
Amount drawn on facility		85,258,000	25,081,000
HSBC Revolving Financing Facility | Senior financing
Short-term Debt [Line Items]
Short-term debt (note 13)		17,428,000	3,625,000
Maximum draw amount		$ 20,000,000
HSBC Revolving Financing Facility | Senior financing | London Interbank Offered Rate (LIBOR)
Short-term Debt [Line Items]
Basis spread on variable rate debt		2.50%
EDC Non-revolving Term Credit Facility | Line of Credit
Short-term Debt [Line Items]
Short-term debt (note 13)		$ 6,017,000	$ 0
Maximum draw amount	$ 10,000,000
Credit facility term	1 year
Amount drawn on facility		$ 6,000,000
EDC Non-revolving Term Credit Facility | Line of Credit | Prime Rate
Short-term Debt [Line Items]
Basis spread on variable rate debt	3.00%